STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Income:
Royalty income	$ 199,435	$ 398,427	$ 31,296
Operating Expenses:
Professional fees	28,740	30,687	16,164
Office and sundry	799	632	862
Consulting fees	180,097	140,806	1,356
Transfer agent fees	2,374	552	2,636
Accretion expense	0	16,308	15,687
License fee	0	0	59,828
Oil & gas properties expense	22,689	22,263	11,088
Total operating expenses	234,699	211,248	107,621
Other income (expense):
Interest income	4,861	1,799	509
Other income	724	143,950	0
Amortization of debt discount	0	(51,000)	(21,000)
Interest expense	(618)	(2,903)	(3,907)
Loss on issuance of convertible note	0	0	(55,049)
Foreign exchange gain (loss)	4,702	3,380	(2,918)
Change in fair value of derivative liability	(683)	195,252	(59,773)
Total other income (expense)	8,987	290,478	(142,138)
Net income (loss)	(26,277)	477,657	(218,463)
Other comprehensive income (loss)
Foreign currency translation adjustment	(769)	2,353	(245)
Comprehensive income (loss)	$ (27,046)	$ 480,010	$ (218,708)
Earnings per common share (Note 3)
Basic	$ (0.00)	$ 0.02	$ (0.01)
Diluted	$ (0.00)	$ 0.02	$ (0.01)
Weighted average number of shares outstanding:
Basic	20,085,119	20,085,119	20,085,119
Diluted	20,085,119	20,085,119	20,085,119